Basic and Diluted Net Income (Loss) Per Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Basic and Diluted Net Income (Loss) Per Share
Basic and Diluted Net Income (Loss) Per Share
For the three months ended March 31, 2019 and 2018, basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net income per common share is calculated to give effect to all dilutive securities, if applicable, using the treasury stock method. In periods for which there is a net loss, diluted loss per common share is equal to basic loss per common share, since the effect of including any common stock equivalents would be antidilutive.
The following table sets forth the reconciliation of shares used to compute basic and diluted net (loss) income per share for the periods indicated (in thousands):

	Three Months Ended March 31,
	2019	2018
Loss from continuing operations	$(1,657)	$(1,388)
Income from discontinued operations	—	5,494
Net (loss) income	$(1,657)	$4,106

Weighted-average shares outstanding—basic and diluted	20,278	20,092

(Loss) income per common share—basic and diluted
Continuing operations	$(0.08)	$(0.07)
Discontinued operations	—	0.27
Net (loss)income per common share—basic and diluted	$(0.08)	$0.20

The computation of diluted earnings per share excludes stock options and stock units that are anti-dilutive. The following common stock equivalents were anti-dilutive (in thousands):

	Three Months Ended March 31,
	2019	2018
Stock options	1,000	207
Restricted stock units	287	129
Total	1,287	336